Dropdown Predecessor (Details) - USD ($) $ in Thousands, shares in Millions		1 Months Ended		3 Months Ended		6 Months Ended
	Jul. 01, 2015	Jun. 30, 2016	Jul. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Business Acquisition [Line Items]
Proceeds from equity offerings, net of offering costs (note 12)						$ 113,339
Cash distributions						34,788
Revenues				$ 284,464	$ 311,234	591,172	$ 576,217
Net (loss) income				$ (100,129)	123,379	$ (102,652)	104,737
Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Long-term debt	$ 745,100
Portion of purchase price paid in cash	35,000
Entity acquired, Purchase price, excluding promissory note	$ 37,400
Operating lease arrangement period, lessor			6 years
Revenues					55,500		69,500
Net (loss) income					$ 15,500		$ 10,100
Affiliated Entity [Member] | Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Percentage of ownership in acquired entity after acquisition	100.00%
Business acquisition, purchase price	$ 529,400
Teekay Corporation [Member] | Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Estimated cost of project	1,260,000
Cash distributions	103,300
Working Capital [Member] | Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Business acquisition, purchase price	14,500
July 1, 2016 [Member] | Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Outstanding principal balance of convertible debt			$ 300,000
July 1, 2016 [Member] | Teekay Corporation [Member] | Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Repayments of long-term debt			$ 92,000
Convertible promissory note [Member] | Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Interest rate, percentage		6.50%		6.50%		6.50%
Outstanding principal balance of convertible debt		$ 100,000		$ 100,000		$ 100,000
Convertible promissory note [Member] | July 1, 2016 [Member] | Teekay Corporation [Member] | Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Long-term debt	$ 492,000
Interest rate, percentage	6.50%
Subordinated promissory note [Member]
Business Acquisition [Line Items]
Interest rate, percentage		10.00%		10.00%		10.00%
Subordinated promissory note [Member] | July 1, 2016 [Member] | Teekay Corporation [Member] | Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Debt instrument, term						2 years
Common Units [Member]
Business Acquisition [Line Items]
Proceeds from equity offerings, net of offering costs (note 12), units		22.0
Common Units [Member] | Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Proceeds from equity offerings, net of offering costs (note 12), units			14.4
General Partner [Member]
Business Acquisition [Line Items]
Proceeds from equity offerings, net of offering costs (note 12)						$ 1,991
Cash distributions						$ 480
General Partner [Member] | Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Proceeds from equity offerings, net of offering costs (note 12)			$ 6,100
General partner's interest			2.00%